Concentration risk (Detail Textuals) (Customer Concentration Risk)	12 Months Ended
	Jun. 30, 2013 Customer	Jun. 30, 2012 Customer
Revenues
Concentration Risk [Line Items]
Concentration risk, percentage	75.80%	90.50%
Number of customers	4	4
Revenues | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage	24.70%	25.40%
Revenues | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage	20.70%	23.60%
Revenues | Customer Three
Concentration Risk [Line Items]
Concentration risk, percentage	15.70%	21.00%
Revenues | Customer Four
Concentration Risk [Line Items]
Concentration risk, percentage	14.70%	20.50%
Accounts receivable
Concentration Risk [Line Items]
Number of customers	4	4
Accounts receivable | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage	41.50%	25.50%
Accounts receivable | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage	25.20%	22.90%
Accounts receivable | Customer Three
Concentration Risk [Line Items]
Concentration risk, percentage	2.40%	22.80%
Accounts receivable | Customer Four
Concentration Risk [Line Items]
Concentration risk, percentage	2.30%	22.20%